Insider Trading Arrangements	12 Months Ended
Dec. 31, 2025
Jacqueline Zummo [Member]
Trading Arrangements, by Individual
Rule 10b5-1 Arrangement Adopted	true
Jesse Shefferman [Member]
Trading Arrangements, by Individual
Rule 10b5-1 Arrangement Adopted	true
Rule 10b5-1 Arrangement Terminated	true